The Company and Nature of Operations (Information of Subsidiaries and VIEs) (Tables)	12 Months Ended
Dec. 31, 2022
THE COMPANY AND NATURE OF OPERATIONS [Abstract]
Information of all subsidiaries and VIEs
The principal subsidiaries and VIEs through which the Group conducted its business operations as of December 31, 2022 are described below:

Name of Entity	Date of Incorporation	Place of Incorporation	Effective Interest held through equity ownership/contractual arrangements.

Subsidiaries:

Sohu.com (Hong Kong) Limited	Incorporated on April 19, 2000	Hong Kong	100%
Beijing Sohu New Era Information Technology Co., Ltd. (“Sohu Era”)	Incorporated on July 25, 2003	People’s Republic of China	100%
Sohu.com (Search) Limited (“Sohu Search”)	Incorporated on October 28, 2005	Cayman Islands	100%
Beijing Sohu New Media Information Technology Co., Ltd. (“Sohu Media”)	Incorporated on June 19, 2006	People’s Republic of China	100%
Changyou.com Limited	Incorporated on August 6, 2007	Cayman Islands	100%
Changyou.com (HK) Limited (“Changyou HK”)	Incorporated on August 13, 2007	Hong Kong	100%
Beijing AmazGame Age Internet Technology Group Co., Ltd. (“AmazGame”)	Incorporated on September 26, 2007	People’s Republic of China	100%
Sohu.com (Game) Limited (“Sohu Game”)	Incorporated on February 11, 2008	Cayman Islands	100%
Beijing Changyou Gamespace Software Technology Co., Ltd. (“Gamespace”)	Incorporated on October 29, 2009	People’s Republic of China	100%
Changyou.com Korea LLC	Incorporated on January 7, 2010	Korea	100%
Beijing Sohu New Momentum Information Technology Co., Ltd. (“Sohu New Momentum”)	Incorporated on May 31, 2010	People’s Republic of China	100%
Fox Information Technology (Tianjin) Limited	Incorporated on November 17, 2011	People’s Republic of China	100%
Sohu Focus Limited	Incorporated on July 11, 2013	Cayman Islands	100%
Sohu Focus (HK) Limited (“Focus HK”)	Incorporated on July 26, 2013	Hong Kong	100%
Beijing Changyou Chuangxiang Software Technology Co., Ltd. (“Changyou Chuangxiang”)	Incorporated on November 8, 2016	People’s Republic of China	100%

VIEs:

Beijing Century High-Tech Investment Co., Ltd. (“High Century”)	Incorporated on December 28, 2001	People’s Republic of China	100%
Beijing Heng Da Yi Tong Information Technology Co., Ltd. (“Heng Da Yi Tong”)	Incorporated on February 7, 2002	People’s Republic of China	100%
Beijing Sohu Internet Information Service Co., Ltd. (“Sohu Internet”)	Incorporated on July 31, 2003	People’s Republic of China	100%
Beijing Gamease Age Digital Technology Co., Ltd. (“Gamease”)	Incorporated on August 23, 2007	People’s Republic of China	100%
Beijing Sohu Donglin Advertising Co., Ltd. (“Donglin”)	Incorporated on May 17, 2010	People’s Republic of China	100%
Shanghai ICE Information Technology Co., Ltd. (“Shanghai ICE”)	Consolidated beginning on May 28, 2010	People’s Republic of China	100%
Beijing Guanyou Gamespace Digital Technology Co., Ltd. (“Guanyou Gamespace”)	Incorporated on August 5, 2010	People’s Republic of China	100%
Tianjin Jinhu Culture Development Co., Ltd (“Tianjin Jinhu”)	Incorporated on November 24, 2011	People’s Republic of China	100%
Beijing Focus Interactive Information Service Co., Ltd. (“Focus Interactive”)	Incorporated on July 15, 2014	People’s Republic of China	100%
Guangzhou Qianjun Network Technology Co., Ltd. (“Guangzhou Qianjun”)	Consolidated beginning on November 25, 2014	People’s Republic of China	100%